13. STOCK OPTIONS (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Number of outstanding stock options	17,755,448	17,747,090
Weighted average remaining life (years)	3 years	3 years 5 months 8 days
Weighted average exercise price exerciseable	$ .460	$ 0.455
Number exercisable	17,755,448	17,747,090
Stock Option 1
Range of exercise prices	$ .25
Number of outstanding stock options	230,000
Weighted average remaining life (years)	3 years 2 months 16 days
Weighted average exercise price exerciseable	$ .250
Number exercisable	100,625
Weighted average exercise price exerciseable	$ .250
Stock Option 2
Number of outstanding stock options	2,940,000
Weighted average remaining life (years)	4 years 7 months 6 days
Weighted average exercise price exerciseable	$ 1.370
Number exercisable	233,854
Weighted average exercise price exerciseable	$ 1.096
Stock Option 2 | Minimum
Range of exercise prices	1.10
Stock Option 2 | Maximum
Range of exercise prices	$ 1.25
Stock Option 3
Number of outstanding stock options	1,610,000
Weighted average remaining life (years)	4 years 7 months 6 days
Weighted average exercise price exerciseable	$ 1.310
Number exercisable	498,438
Weighted average exercise price exerciseable	$ 1.296
Stock Option 3 | Minimum
Range of exercise prices	1.28
Stock Option 3 | Maximum
Range of exercise prices	$ 1.50
Stock Option 4
Number of outstanding stock options	110,000
Weighted average remaining life (years)	4 years 4 months 20 days
Weighted average exercise price exerciseable	$ 1.010
Number exercisable	40,000
Weighted average exercise price exerciseable	$ 1.153
Stock Option 4 | Minimum
Range of exercise prices	1.79
Stock Option 4 | Maximum
Range of exercise prices	$ 2.25
Stock Option 5
Number of outstanding stock options	1,334
Weighted average remaining life (years)	2 months 8 days
Weighted average exercise price exerciseable	$ 13.500
Number exercisable	1,334
Weighted average exercise price exerciseable	$ 13.500
Stock Option 5 | Minimum
Range of exercise prices	13.50
Stock Option 5 | Maximum
Range of exercise prices	$ 15.00
Stock Options
Number of outstanding stock options	4,891,334
Weighted average remaining life (years)	4 years 2 months 8 days
Weighted average exercise price exerciseable	$ 1.165
Number exercisable	874,251
Weighted average exercise price exerciseable	$ 1.212